CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net income	$ 24,573	$ 23,409	$ 13,564
Other comprehensive (loss)/income - change in cumulative foreign currency translation adjustments	(3,485)	(75)	1,373
Comprehensive income	$ 21,088	$ 23,334	$ 14,937